Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements include the accounts of Adherex and of all its wholly-owned subsidiaries and all inter-company transactions and balances have been eliminated upon consolidation.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “Share Consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date. Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the shares, stock options and warrants as if they had always been presented on this basis. The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates include certain accruals, valuation of derivative warrant liability and the value of stock based compensation. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments with original maturities at the date of purchase of three months or less.

The Company places its cash and cash equivalents in investments held by financial institutions in accordance with its investment policy designed to protect the principal investment. At December 31, 2012, the Company had $2,303 in cash accounts (2011- $5,297). Money market investments typically have minimal risk; however, in recent years the financial markets have been volatile resulting in concerns regarding money market investments. The Company has not experienced any loss or write-down of its money market investments.

Financial instruments

Financial instruments

Financial instruments recognized on the balance sheets at December 31, 2012 and December 31, 2011 consist of cash and cash equivalents, accounts payable and derivative warrant liability, the carrying value of which, with the exception of the derivative warrant liability, approximates fair value due to their relatively short time to maturity. The Company does not hold or issue financial instruments for trading.

The Company’s investment policy is to manage investments to achieve, in the order of importance, the financial objectives of preservation of principal, liquidity and return on investment. Investments, when made, are made in U.S. or Canadian bank securities, commercial paper of U.S. or Canadian industrial companies, utilities, financial institutions and consumer loan companies, and securities of foreign banks provided the obligations are guaranteed or carry ratings appropriate to the policy. Securities must have a minimum Dun & Bradstreet rating of A for bonds or R1 low for commercial paper.

The policy risks are primarily the opportunity cost of the conservative nature of the allowable investments. As the main purpose of the Company is research and development, the Company has chosen to avoid investments of a trade or speculative nature.

Common stock and warrants

Common stock and warrants

At December 31, 2007, the Company had warrants outstanding to purchase common stock that were denominated in both U.S. and Canadian dollars, which resulted in the Company having warrants outstanding that were denominated outside the Company’s U.S. dollar functional currency.

In November 2007, the Emerging Issues Task Force (“EITF”) of the FASB issued EITF No. 07-5, Issue Summary No.1 “Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity's Own Stock” (“EITF 07-5”), codified as ASC 815-40.  In June 2008, one of the conclusions reached under EITF 07-05 was a consensus that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency. The issues brought to the EITF for discussion related to how an entity should determine whether certain instruments or embedded features are indexed to its own stock. This discussion included equity-linked financial instruments where the exercise price is denominated in a currency other than the issuer's functional currency; such as the Company’s outstanding warrants to purchase common stock that were denominated in Canadian dollars. This conclusion reached under EITF 07-05 clarified the accounting treatment for these and certain other financial instruments as it related to FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), codified as ASC 815-10. SFAS 133 specifies that a contract that would otherwise meet the definition of a derivative under SFAS 133, issued or held by the reporting entity that is both (a) indexed to its own stock and (b) classified in stockholders' equity in its statement of financial position should not be considered a derivative financial instrument for purposes of applying SFAS 133. As a result, the Company’s outstanding warrants denominated in Canadian dollars were not considered to be indexed to its own stock and should therefore be treated as derivative financial instruments and recorded at their fair value as a liability. ITF 07-05 is effective for financial statements for fiscal years beginning after December 15, 2008 and earlier adoption is not permitted. Since the warrants to purchase common stock that are denominated in Canadian dollars expired on December 19, 2008, EITF 07-5 did not have a material impact on the Company’s financial statements through 2008. However, the Company issued further Canadian dollar denominated warrants on April 30, 2010 and March 29, 2011 and this results in warrants shown as a liability which is marked to market as at December 31, 2012 and December 31, 2011. At December 31, 2012, the derivative liabilitieswere valued at $6,640 (2011: $5,077) and the unrealized loss on the value of the underlying securities was $1,563 (2011: gain$8,071) for the year ended December 31, 2012.

Revenue recognition

Revenue recognition

Non-refundable up-front payments received in conjunction with the development and license agreement, including license fees and milestones, are deferred and recognized on a straight-line basis over the relevant periods.

The Company records royalty revenue in accordance with the contract terms once it can be reliably measured and the collection is reasonably assured.

At this time, the Company does not have any revenue.

Research and development costs and investment tax credits

Research and development costs and investment tax credits

Research costs, including employee compensation, laboratory fees, lab supplies, and research and testing performed under contract by third parties, are expensed as incurred. Development costs, including drug substance costs, clinical study expenses and regulatory expenses are expensed as incurred.

Investment tax credits, which are earned as a result of qualifying research and development expenditures, are recognized when the expenditures are made and their realization is reasonably assured. They are applied to reduce related capital costs and research and development expenses in the year recognized.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method that requires the recognition of deferred tax assets or liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The Company provides a valuation allowance to reduce its deferred tax assets when it is more likely than not that such assets will not be realized.

The Company accounts for uncertainty in income taxes by following the Financial Accounting Standards Board issued Interpretation No. 48 (‘‘FIN 48’’), codified as ASC 740-10-25, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109.’’ FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with Statement of Financial Accounting Standards No. 109, ‘‘Accounting for Income Taxes.’, codified as ASC 740-10. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the financial statements. Upon adoption of FIN 48, the Company has elected an accounting policy that continues to classify accrued interest and penalties related to liabilities for income taxes in income tax expense.

Foreign currency translation

Foreign currency translation

The U.S. dollar is the functional currency for the Company’s consolidated operations. For those entities, all gains and losses from currency translations are included in results of operations.

Earnings/(Loss) per share

Earnings/(Loss) per share

Basic net earnings/(loss) per share is computed by dividing net earnings/(loss) by the weighted average number of shares of common stock outstanding during the year. Diluted net earnings per share is computed using the same method, except the weighted average number shares of common stock outstanding includes convertible debentures, stock options and warrants, if dilutive as determined using the treasury method.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

On May 12, 2011, the FASB issued ASU 2011-04 “Fair Value Measurement Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Specifically, this update will require (a) an entity to disclose separately the amounts of significant transfers into and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances, and settlements to be presented separately on a gross basis in the reconciliation of Level 3 fair value measurements. Level 3 reconciliation disclosures are effective for annual and interim periods beginning after December 15, 2011. The adoption of the guidance to has not had a significant impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB released ASU 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income”. This update requires and entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement or two separate but consecutive statements. This guidance does not change the items that must be reported in other comprehensive income. Subsequently, in December 2011, the FASB issued ASU 2011-12 which deferred some aspects of the June guidance that relate to the presentation of reclassification adjustments. ASU 2011-05 is now effective for fiscal years and interim periods within those years, beginning after December 15, 2012. The adoption of this standard to has not had a significant impact on the Company’s consolidated financial position or results of operations.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2013, the FASB issued ASU 2013-02 to improve the reporting of reclassifications out of accumulated other comprehensive income. The ASU provides amendments to the Comprehensive Income subtopic of the FASB ASC, such that companies must report the effect of significant reclassifications out of accumulated comprehensive income on the respective line items in net income. For other amounts that are not required to be reclassified in their entirety to net income, an entity may cross reference to the relevant note disclosure. The Company is required to adopt this ASU in the first quarter for fiscal 2013.